Financial Instruments and Financial Risk Management (Details)	6 Months Ended
Jun. 30, 2021 $ / shares
Gix warrants [Member]
Financial Instruments and Financial Risk Management (Details) [Line Items]
Expected volatility	65.88%
Risk free interest	0.05%
Expected Term	3 years
Anti-dilution [Member]
Financial Instruments and Financial Risk Management (Details) [Line Items]
Expected volatility	65.88%
Risk free interest	0.17%
Expected Term	3 years
Probability for the occurrence percentage	25.00%
Scoutcam warrants [Member]
Financial Instruments and Financial Risk Management (Details) [Line Items]
Expected volatility	153.80%
Risk free interest	0.06%
Expected Term	3 years
SAFO Warrants [Member]
Financial Instruments and Financial Risk Management (Details) [Line Items]
Expected volatility	489.80%
Risk free interest	0.28%
Expected Term	3 years
Share price (in Dollars per share)	$ 7.92